Income and Social Contribution Taxes - Summary of Changes in Balances of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income and social contribution taxes [abstract]
Initial balance	R$ 961,979	R$ 646,163	R$ 504,890
Deferred IRPJ and CSLL recognized in income of the year	242,246	234,244	(2,633)
Deferred IRPJ and CSLL of subsidiaries classified as discontinued operations	110,821	(146,305)	100,098
Deferred IRPJ and CSLL recognized in other comprehensive income	(11,366)	210,034	40,497
Reclassification to assets held for sale	(728,986)
Others	(3,221)	17,843	3,311
Final balance	R$ 571,473	R$ 961,979	R$ 646,163